Standards Issued but Not Yet Effective (Tables)	12 Months Ended
Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Schedule of Significant Effects of Adopting New Standards

The significant effects of adopting the new standards as of January 1, 2018 are summarized as below:

Affected Items of Consolidated Balance Sheet	As of December 31, 2017	Effect of adoption of new standards	As of January 1, 2018	Remarks
	US$’000	US$’000	US$’000
Contract assets - current	—	162	162	A
Gross amounts due from customers for contract work-in-progress	162	(162)	—	A
Trade receivables	112,403	16	112,419	C
Other non-current financial assets – available for sale	2,747	(2,747)	—	B
Financial assets at fair value through other comprehensive income	—	2,747	2,747	B
Deferred income tax assets	3,022	4	3,026	D
Total affected assets	118,334	20	118,354
Contract liabilities - current	—	113	113	E
Total affected liabilities	—	113	113
Retained earnings	53,350	(93)	53,257	C, D, E
Total affected equity	53,350	(93)	53,257
Total affected liabilities and equity	53,350	20	53,370
A.	In accordance with IFRS 15, the Company expects to reclassify gross amounts due from customers for contract work-in-progress in the amount of $162 to contract assets as of January 1, 2018.
B.

The Company applies new rules under IFRS 9 retrospectively from January 1, 2018, with the practical expedients permitted under the statement. In accordance with IFRS 9, the Company expects to reclassify available-for-sale financial assets in the amount of $2,747 to financial assets at fair value through other comprehensive income (FVOCI) as of January 1, 2018.

C.	In line with the regulations of IFRS 9 on provision for impairment, trade receivables will be increased by $16, and retained earnings will be increased by $16.
D.

When initially adopting IFRS 9 and IFRS 15, the Company will recognize deferred income tax assets for the temporary differences resulted from the adjustments. Accordingly, deferred income tax assets will be increased by $4 and retained earnings will be increased by $4 on January 1, 2018.

E.

In accordance with IFRS 15, the Company’s performance obligation to provide custodial and transportation services are recognized as contract liabilities under bill-and-hold agreements. After adopting IFRS 15, the Company will gradually recognize its custodial revenue over time and transportation revenue upon delivery. As of January 1, 2018, the balance of contract liabilities will be increased by $113, and retained earnings will be decreased by $113.